Advance from Customers (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Senior Care Services [Member]
Advance from Customers (Details) [Line Items]
Advances from customers	$ 2,817,048	$ 1,414,345
Housekeeping Services [Member]
Advance from Customers (Details) [Line Items]
Advances from customers	$ 176,608	$ 0